AB FUNDS TRUST

                                  Retail Class

                         Supplement dated July 19, 2004
                                       to
                         Prospectus dated April 30, 2004


This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

ELIGIBLE INVESTORS. On page 66, delete the second paragraph under this heading and replace with the following:
--------------------------------------------------------------------------------

Retail Class shares of the Funds are sold only to accounts for (a) individuals who participate or are eligible to participate in employee benefit plans and programs of organizations and persons that the Annuity Board is authorized to serve and other individuals who serve such organizations, (b) spouses of individuals described above and (c) employee benefit plans and programs of organizations that the Annuity Board is authorized to serve.









               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                                Retirement Class

                         Supplement dated July 19, 2004
                                       to
                         Prospectus dated April 30, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

ELIGIBLE INVESTORS. On page 66, delete the second paragraph under this heading and replace with the following:
--------------------------------------------------------------------------------

Retirement Class shares of the Funds are sold only to accounts for employee benefit plans and programs of organizations and persons that the Annuity Board is authorized to serve.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                               Institutional Class

                         Supplement dated July 19, 2004
                                       to
                         Prospectus dated April 30, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Eligible Investors. On page 66, delete the second paragraph under this heading and replace with the following:
--------------------------------------------------------------------------------

Institutional Class shares are sold only to (a) accounts administered by the Annuity Board for cooperating Southern Baptist foundations and Southern Baptist organizations in states where no Southern Baptist foundation is situated, (b) accounts for employee benefit plans and programs (except plans or programs with participant-directed accounts) or other accounts of organizations that the Annuity Board is authorized to serve; provided that (i) neither the Annuity Board nor its affiliates provides plan recordkeeping or other services for individual participants and (ii) no third party receives fees from the Annuity Board or its affiliates related to plan recordkeeping, and (c) other employee benefit plans and programs of organizations that the Annuity Board is authorized to serve whose plan assets with AB Funds Trust exceed $100 million.









               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.